BALANCE SHEETS (Parenthetical) - USD ($)	Mar. 31, 2021	Dec. 31, 2020
Convertible preferred stock, par value (in dollars per share)	$ 0.0001	$ 0.0001
Convertible preferred stock, shares authorized (in shares)	129,572,982	129,572,982
Convertible preferred stock, shares issued (in shares)	129,003,889	129,003,889
Convertible preferred stock, shares outstanding (in shares)	129,003,889	129,003,889
Common stock, par value (in dollars per share)	$ 0.0001	$ 0.0001
Common stock, shares authorized (in shares)	175,100,000	175,100,000
Common stock, shares issued (in shares)	6,996,135	6,361,952
Common stock, shares outstanding (in shares)	6,996,135	6,361,952
Cash and cash equivalents	$ 33,118,000	$ 110,719,000
Accounts payable	$ 33,615,000	$ 25,074,000
ArcLight
Subject to possible redemption (in shares)	13,658,271	21,359,616
Subject to possible redemption, per share (in Dollars per share)	$ 10.00	$ 10.00
Convertible preferred stock, par value (in dollars per share)	$ 0.0001	$ 0.0001
Convertible preferred stock, shares authorized (in shares)	5,000,000	5,000,000
Convertible preferred stock, shares issued (in shares)	0	0
Convertible preferred stock, shares outstanding (in shares)	0	0
Cash and cash equivalents	$ 92,041	$ 873,882
Accounts payable	$ 12,000	$ 2,569
Common Class A | ArcLight
Common stock, par value (in dollars per share)	$ 0.0001	$ 0.0001
Common stock, shares authorized (in shares)	500,000,000	500,000,000
Common stock, shares issued (in shares)	14,091,729	6,390,384
Common stock, shares outstanding (in shares)	14,091,729	6,390,384
Common Class B | ArcLight
Common stock, par value (in dollars per share)	$ 0.0001	$ 0.0001
Common stock, shares authorized (in shares)	50,000,000	50,000,000
Common stock, shares issued (in shares)	6,937,500	6,937,500
Common stock, shares outstanding (in shares)	6,937,500	6,937,500